Property and Equipment (Schedule of Property and Equipment) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	$ 1,204.4	$ 1,077.4
Accumulated depreciation and amortization	(721.1)	(638.4)
Property and equipment, net	483.3	439.0
Land [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	28.1	28.1
Building [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	186.9	182.0
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	111.7	97.0
Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	718.6	629.5
Furniture, Fixture and Other Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	$ 159.1	$ 140.8